Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 GBP (£) component segment	Dec. 31, 2023 GBP (£)
Revenue from contracts with customers
Number of material segments | segment			1
Number of main components of revenue | component			3
Revenue from contracts with customers	£ 198,700	£ 225,756	£ 341,765	£ 382,852
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	85,078	71,762	170,356	162,143
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	42,949	39,156	94,709	95,322
Retail, merchandising, apparel & product licensing
Revenue from contracts with customers
Revenue from contracts with customers	42,129	32,606	75,647	66,821
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	61,662	106,440	92,922	145,787
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	49,700	59,734	76,780	89,678
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	10,802	45,177	12,773	52,692
Other
Revenue from contracts with customers
Revenue from contracts with customers	1,160	1,529	3,369	3,417
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 51,960	£ 47,554	£ 78,487	£ 74,922